Average Annual Total Returns			12 Months Ended	58 Months Ended	60 Months Ended	112 Months Ended	120 Months Ended
		Feb. 24, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Schwab Balanced Fund | Schwab Balanced Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			12.77%		6.89%		8.39%
Schwab Balanced Fund | Schwab Balanced Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			11.09%		5.00%		6.65%
Schwab Balanced Fund | Schwab Balanced Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			8.27%		4.84%		6.18%
Schwab Balanced Fund | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index
Average Annual Return, Percent			17.88%		14.42%		14.82%
Schwab Balanced Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			7.30%		(0.36%)		2.01%
Schwab Balanced Fund | Balanced Blended Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Balanced Blended Index
Average Annual Return, Percent	[1]		14.45%		7.69%		9.27%
Schwab International Opportunities Fund | Schwab International Opportunities Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			29.62%		3.06%		6.95%
Schwab International Opportunities Fund | Schwab International Opportunities Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			27.80%		1.62%		5.70%
Schwab International Opportunities Fund | Schwab International Opportunities Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			18.86%		2.18%		5.44%
Schwab International Opportunities Fund | MSCI EAFE Index (Net)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI EAFE Index (Net)
Average Annual Return, Percent	[2]		31.22%		8.92%		8.18%
Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			20.82%		11.38%		11.40%
Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			18.84%		10.07%		10.08%
Schwab MarketTrack All Equity Portfolio | Schwab MarketTrack All Equity Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			13.70%		8.89%		9.12%
Schwab MarketTrack All Equity Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index
Average Annual Return, Percent			17.88%		14.42%		14.82%
Schwab MarketTrack All Equity Portfolio | All Equity Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		All Equity Composite Index
Average Annual Return, Percent	[3]		21.33%		11.92%		11.93%
Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			17.49%		9.26%		9.75%
Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			14.90%		7.52%		8.14%
Schwab MarketTrack Growth Portfolio | Schwab MarketTrack Growth Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			11.96%		7.05%		7.60%
Schwab MarketTrack Growth Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index
Average Annual Return, Percent			17.88%		14.42%		14.82%
Schwab MarketTrack Growth Portfolio | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			7.30%		(0.36%)		2.01%
Schwab MarketTrack Growth Portfolio | Growth Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Growth Composite Index
Average Annual Return, Percent	[4]		18.02%		9.81%		10.27%
Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			14.73%		6.82%		7.78%
Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			12.51%		5.14%		6.21%
Schwab MarketTrack Balanced Portfolio | Schwab MarketTrack Balanced Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			9.84%		5.01%		5.88%
Schwab MarketTrack Balanced Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index
Average Annual Return, Percent			17.88%		14.42%		14.82%
Schwab MarketTrack Balanced Portfolio | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			7.30%		(0.36%)		2.01%
Schwab MarketTrack Balanced Portfolio | Balanced Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Balanced Composite Index
Average Annual Return, Percent	[5]		15.29%		7.36%		8.31%
Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			11.95%		4.28%		5.68%
Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			9.84%		2.49%		4.22%
Schwab MarketTrack Conservative Portfolio | Schwab MarketTrack Conservative Portfolio | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			7.85%		2.91%		4.11%
Schwab MarketTrack Conservative Portfolio | S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		S&P 500® Index
Average Annual Return, Percent			17.88%		14.42%		14.82%
Schwab MarketTrack Conservative Portfolio | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			7.30%		(0.36%)		2.01%
Schwab MarketTrack Conservative Portfolio | Conservative Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Conservative Composite Index
Average Annual Return, Percent	[6]		12.55%		4.83%		6.25%
Schwab Target 2010 Fund | Schwab Target 2010 Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			11.26%		4.15%		5.63%
Schwab Target 2010 Fund | Schwab Target 2010 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			8.91%		2.45%		4.18%
Schwab Target 2010 Fund | Schwab Target 2010 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			7.50%		2.73%		3.99%
Schwab Target 2010 Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			7.30%		(0.36%)		2.01%
Schwab Target 2010 Fund | Dow Jones U.S. Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Average Annual Return, Percent			17.05%		13.07%		14.21%
Schwab Target 2010 Fund | Target 2010 Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2010 Composite Index
Average Annual Return, Percent	[7]		11.23%		4.42%		5.85%
Schwab Target 2015 Fund | Schwab Target 2015 Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			11.80%		4.49%		5.90%
Schwab Target 2015 Fund | Schwab Target 2015 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			9.15%		2.44%		4.08%
Schwab Target 2015 Fund | Schwab Target 2015 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			8.05%		2.96%		4.14%
Schwab Target 2015 Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			7.30%		(0.36%)		2.01%
Schwab Target 2015 Fund | Dow Jones U.S. Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Average Annual Return, Percent			17.05%		13.07%		14.21%
Schwab Target 2015 Fund | Target 2015 Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2015 Composite Index
Average Annual Return, Percent	[8]		11.83%		4.83%		6.15%
Schwab Target 2020 Fund | Schwab Target 2020 Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			12.24%		4.74%		6.31%
Schwab Target 2020 Fund | Schwab Target 2020 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			9.27%		2.53%		4.40%
Schwab Target 2020 Fund | Schwab Target 2020 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			8.58%		3.16%		4.49%
Schwab Target 2020 Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			7.30%		(0.36%)		2.01%
Schwab Target 2020 Fund | Dow Jones U.S. Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Average Annual Return, Percent			17.05%		13.07%		14.21%
Schwab Target 2020 Fund | Target 2020 Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2020 Composite Index
Average Annual Return, Percent	[9]		12.25%		5.09%		6.60%
Schwab Target 2025 Fund | Schwab Target 2025 Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			12.72%		5.38%		7.10%
Schwab Target 2025 Fund | Schwab Target 2025 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			9.82%		3.41%		5.41%
Schwab Target 2025 Fund | Schwab Target 2025 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			8.86%		3.71%		5.21%
Schwab Target 2025 Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			7.30%		(0.36%)		2.01%
Schwab Target 2025 Fund | Dow Jones U.S. Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Average Annual Return, Percent			17.05%		13.07%		14.21%
Schwab Target 2025 Fund | Target 2025 Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2025 Composite Index
Average Annual Return, Percent	[10]		12.65%		5.81%		7.48%
Schwab Target 2030 Fund | Schwab Target 2030 Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			14.87%		6.64%		8.08%
Schwab Target 2030 Fund | Schwab Target 2030 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			12.47%		4.85%		6.40%
Schwab Target 2030 Fund | Schwab Target 2030 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			9.99%		4.77%		6.03%
Schwab Target 2030 Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			7.30%		(0.36%)		2.01%
Schwab Target 2030 Fund | Dow Jones U.S. Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Average Annual Return, Percent			17.05%		13.07%		14.21%
Schwab Target 2030 Fund | Target 2030 Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2030 Composite Index
Average Annual Return, Percent	[11]		14.76%		7.16%		8.53%
Schwab Target 2035 Fund | Schwab Target 2035 Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			16.50%		7.53%		8.78%
Schwab Target 2035 Fund | Schwab Target 2035 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			14.51%		6.03%		7.31%
Schwab Target 2035 Fund | Schwab Target 2035 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			10.81%		5.55%		6.68%
Schwab Target 2035 Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			7.30%		(0.36%)		2.01%
Schwab Target 2035 Fund | Dow Jones U.S. Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Average Annual Return, Percent			17.05%		13.07%		14.21%
Schwab Target 2035 Fund | Target 2035 Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2035 Composite Index
Average Annual Return, Percent	[12]		16.35%		8.12%		9.31%
Schwab Target 2040 Fund | Schwab Target 2040 Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			17.72%		8.25%		9.34%
Schwab Target 2040 Fund | Schwab Target 2040 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			15.69%		6.60%		7.69%
Schwab Target 2040 Fund | Schwab Target 2040 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			11.68%		6.13%		7.12%
Schwab Target 2040 Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			7.30%		(0.36%)		2.01%
Schwab Target 2040 Fund | Dow Jones U.S. Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Average Annual Return, Percent			17.05%		13.07%		14.21%
Schwab Target 2040 Fund | Target 2040 Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2040 Composite Index
Average Annual Return, Percent	[13]		17.68%		8.88%		9.95%
Schwab Target 2045 Fund | Schwab Target 2045 Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			18.85%		8.81%		9.79%
Schwab Target 2045 Fund | Schwab Target 2045 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			17.38%		7.52%		8.51%
Schwab Target 2045 Fund | Schwab Target 2045 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			12.07%		6.65%		7.62%
Schwab Target 2045 Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			7.30%		(0.36%)		2.01%
Schwab Target 2045 Fund | Dow Jones U.S. Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Average Annual Return, Percent			17.05%		13.07%		14.21%
Schwab Target 2045 Fund | Target 2045 Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2045 Composite Index
Average Annual Return, Percent	[14]		18.83%		9.51%		10.45%
Schwab Target 2050 Fund | Schwab Target 2050 Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			19.57%		9.22%		10.07%
Schwab Target 2050 Fund | Schwab Target 2050 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			18.21%		7.87%		8.79%
Schwab Target 2050 Fund | Schwab Target 2050 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			12.50%		6.98%		7.87%
Schwab Target 2050 Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			7.30%		(0.36%)		2.01%
Schwab Target 2050 Fund | Dow Jones U.S. Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Average Annual Return, Percent			17.05%		13.07%		14.21%
Schwab Target 2050 Fund | Target 2050 Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2050 Composite Index
Average Annual Return, Percent	[15]		19.69%		9.92%		10.75%
Schwab Target 2055 Fund | Schwab Target 2055 Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			20.10%		9.37%		10.22%
Schwab Target 2055 Fund | Schwab Target 2055 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			18.88%		8.09%		8.98%
Schwab Target 2055 Fund | Schwab Target 2055 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			12.75%		7.12%		8.02%
Schwab Target 2055 Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			7.30%		(0.36%)		2.01%
Schwab Target 2055 Fund | Dow Jones U.S. Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Average Annual Return, Percent			17.05%		13.07%		14.21%
Schwab Target 2055 Fund | Target 2055 Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2055 Composite Index
Average Annual Return, Percent	[16]		20.18%		10.15%		10.95%
Schwab Target 2060 Fund | Schwab Target 2060 Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			20.67%		9.56%	10.57%
Performance Inception Date		Aug. 25, 2016
Schwab Target 2060 Fund | Schwab Target 2060 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			19.63%		8.46%	9.53%
Schwab Target 2060 Fund | Schwab Target 2060 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			12.98%		7.32%	8.36%
Schwab Target 2060 Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			7.30%		(0.36%)	1.54%
Schwab Target 2060 Fund | Dow Jones U.S. Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Average Annual Return, Percent			17.05%		13.07%	14.33%
Schwab Target 2060 Fund | Target 2060 Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2060 Composite Index
Average Annual Return, Percent	[17]		20.53%		10.34%	11.12%
Schwab Target 2065 Fund | Schwab Target 2065 Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Before taxes
Average Annual Return, Percent			20.96%	9.22%
Performance Inception Date		Feb. 25, 2021
Schwab Target 2065 Fund | Schwab Target 2065 Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions
Average Annual Return, Percent			20.10%	8.28%
Schwab Target 2065 Fund | Schwab Target 2065 Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		After taxes on distributions and sale of shares
Average Annual Return, Percent			13.06%	7.06%
Schwab Target 2065 Fund | Bloomberg US Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent			7.30%	0.25%
Schwab Target 2065 Fund | Dow Jones U.S. Total Stock Market Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Dow Jones U.S. Total Stock Market Index
Average Annual Return, Percent			17.05%	12.78%
Schwab Target 2065 Fund | Target 2065 Composite Index
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Target 2065 Composite Index
Average Annual Return, Percent	[18]		20.87%	9.99%

[1]	The Balanced Blended Index is a custom blended index developed by Schwab Asset Management that, effective February 1, 2022, is composed of 41.5% S&P 500 Index, 8.5% Russell 2000® Index, 10% MSCI EAFE Index (Net), 37% Bloomberg US Aggregate Bond Index, and 3% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2022, the index had a different composition. See “Additional Information About the Fund’s Blended Index” for additional detail.
[2]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[3]	The All Equity Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective October 1, 2025 the index is composed of: 23.94% S&P 500® Index, 12.4% Russell 1000® Growth Index, 13.5% RAFI Fundamental High Liquidity US Large Index, 5.39% Russell 2000® Index, 3.42% RAFI Fundamental High Liquidity US Small Index, 16.07% MSCI EAFE Index (Net), 7.08% RAFI Fundamental High Liquidity Developed ex US Large Index, 5.0% RAFI Fundamental High Liquidity Developed ex US Small Index, 2.7% FTSE Emerging Index (Net), 5.0% RAFI Fundamental High Liquidity Emerging Markets Index, 5.0% Dow Jones Equity All REIT Capped Index , and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to October 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[4]	The Growth Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective October 1, 2025 the index is composed of: 20.8% S&P 500® Index, 10.5% Russell 1000® Growth Index, 12.0% RAFI Fundamental High Liquidity US Large Index, 4.3% Russell 2000® Index, 2.61% RAFI Fundamental High Liquidity US Small Index, 12.13% MSCI EAFE Index (Net), 5.2% RAFI Fundamental High Liquidity Developed ex US Large Index, 3.33% RAFI Fundamental High Liquidity Developed ex US Small Index, 1.8% FTSE Emerging Index (Net), 3.33% RAFI Fundamental High Liquidity Emerging Markets Index, 4.0% Dow Jones Equity All REIT Capped Index, 16.0% Bloomberg US Aggregate Bond Index, and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to October 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[5]	The Balanced Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective October 1, 2025 the index is composed of: 15.55% S&P 500® Index, 8.45% Russell 1000® Growth Index, 9.0% RAFI Fundamental High Liquidity US Large Index, 4.2% Russell 2000® Index, 1.8% RAFI Fundamental High Liquidity US Small Index, 9.1% MSCI EAFE Index (Net), 3.9% RAFI Fundamental High Liquidity Developed ex US Large Index, 2.5% RAFI Fundamental High Liquidity Developed ex US Small Index, 2.5% RAFI Fundamental High Liquidity Emerging Markets Index, 3.0% Dow Jones All REIT Capped Index, 30.45% Bloomberg US Aggregate Bond Index, 4.0% Bloomberg US Government/Credit 1-5 Year Index, 1.55% ICE BofA US Cash Pay High Yield Constrained Index and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to October 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[6]	The Conservative Composite Index is a custom blended index developed by Schwab Asset Management based on a comparable portfolio asset allocation. Effective October 1, 2025, the index is composed of: 10.9% S&P 500® Index, 5.1% Russell 1000® Growth Index, 6.0% RAFI Fundamental High Liquidity US Large Index, 6.07% MSCI EAFE Index (Net), 2.8% Russell 2000® Index, 1.2% RAFI Fundamental High Liquidity US Small Index, 2.6% RAFI Fundamental High Liquidity Developed ex US Large Index, 1.67% RAFI Fundamental High Liquidity Developed ex US Small Index, 1.66% RAFI Fundamental High Liquidity Emerging Markets Index, 2.0% Dow Jones Equity All REIT Capped Index, 48.0% Bloomberg US Aggregate Bond Index, 6.3% Bloomberg US Government/Credit 1-5 Year Index, 1.7% ICE BofA US Cash Pay High Yield Constrained Index and 4.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to October 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[7]	The Target 2010 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2010 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 21.9% S&P 500® Index, 1.2% Russell Midcap® Index, 1.7% Russell 2000® Index, 7.3% MSCI EAFE Index (Net), 45.1% Bloomberg US Aggregate Bond Index, 2.4% FTSE EPRA/NAREIT Global Index (Net), 6.9% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.0% Bloomberg Global Aggregate ex-US Hedged Index, 8.3% Bloomberg US Government/Credit 1-5 Year Index, and 3.2% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[8]	The Target 2015 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2015 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 24.4% S&P 500® Index, 1.3% Russell Midcap® Index, 1.9% Russell 2000® Index, 8.6% MSCI EAFE Index (Net), 42.2% Bloomberg US Aggregate Bond Index, 2.7 FTSE EPRA/NAREIT Global Index (Net), 6.5% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.1% Bloomberg Global Aggregate ex-US Hedged Index, 7.6% Bloomberg US Government/Credit 1-5 Year Index, and 2.6% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[9]	The Target 2020 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2020 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 25.9% S&P 500® Index, 1.4% Russell Midcap® Index, 2.1% Russell 2000® Index, 9.6% MSCI EAFE Index (Net), 40.2% Bloomberg US Aggregate Bond Index, 2.9% FTSE EPRA/NAREIT Global Index (Net), 6.2% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.2% Bloomberg Global Aggregate ex-US Hedged Index, 7.2% Bloomberg US Government/Credit 1-5 Year Index, and 2.3% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[10]	The Target 2025 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2025 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 26.9% S&P 500® Index, 1.5% Russell Midcap® Index, 2.1% Russell 2000® Index, 10.4% MSCI EAFE Index (Net), 38.9% Bloomberg US Aggregate Bond Index, 3.1% FTSE EPRA/NAREIT Global Index (Net), 6.0% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 2.2% Bloomberg Global Aggregate ex-US Hedged Index, 6.9% Bloomberg US Government/Credit 1-5 Year Index, and 2.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2024, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[11]	The Target 2030 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2030 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 34.0% S&P 500® Index, 1.5% Russell Midcap® Index, 3.4% Russell 2000® Index, 15.2% MSCI EAFE Index (Net), 28.9% Bloomberg US Aggregate Bond Index, 3.9% FTSE EPRA/NAREIT Global Index (Net), 0.8% MSCI Emerging Markets Index (Net), 2.3% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 3.9% Bloomberg Global Aggregate ex- US Hedged Index, 4.6% Bloomberg US Government/Credit 1-5 Year Index, and 1.6% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[12]	The Target 2035 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2035 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 39.0% S&P 500® Index, 1.7% Russell Midcap® Index, 4.4% Russell 2000® Index, 18.3% MSCI EAFE Index (Net), 21.4% Bloomberg US Aggregate Bond Index, 4.5% FTSE EPRA/NAREIT Global Index (Net), 1.7% MSCI Emerging Markets Index (Net), 0.5% Bloomberg US Treasury Inflation-Linked Bond Index (Series-L), 4.1% Bloomberg Global Aggregate ex- US Hedged Index, 3.1% Bloomberg US Government/Credit 1-5 Year Index, and 1.2% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[13]	The Target 2040 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2040 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 42.7% S&P 500® Index, 1.8% Russell Midcap® Index, 5.2% Russell 2000® Index, 20.8% MSCI EAFE Index (Net), 15.8% Bloomberg US Aggregate Bond Index, 4.9% FTSE EPRA/NAREIT Global Index (Net), 2.6% MSCI Emerging Markets Index (Net), 3.2% Bloomberg Global Aggregate ex-US Hedged Index, 2.1% Bloomberg US Government/Credit 1-5 Year Index, and 1.0% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[14]	The Target 2045 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2045 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 45.6% S&P 500® Index, 1.8% Russell Midcap® Index, 6.0% Russell 2000® Index, 22.8% MSCI EAFE Index (Net), 10.7% Bloomberg US Aggregate Bond Index, 5.3% FTSE EPRA/NAREIT Global Index (Net), 3.5% MSCI Emerging Markets Index (Net), 2.2% Bloomberg Global Aggregate ex-US Hedged Index, 1.4% Bloomberg US Government/Credit 1-5 Year Index, and 0.8% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[15]	The Target 2050 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2050 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 47.2% S&P 500® Index, 1.9% Russell Midcap® Index, 6.8% Russell 2000® Index, 24.2% MSCI EAFE Index (Net), 6.9% Bloomberg US Aggregate Bond Index, 5.5% FTSE EPRA/NAREIT Global Index (Net), 4.5% MSCI Emerging Markets Index (Net), 1.5% Bloomberg Global Aggregate ex-US Hedged Index, 0.9% Bloomberg US Government/Credit 1-5 Year Index, and 0.6% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[16]	The Target 2055 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2055 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 48.1% S&P 500® Index, 2.0% Russell Midcap® Index, 7.2% Russell 2000® Index, 25.0% MSCI EAFE Index (Net), 4.8% Bloomberg US Aggregate Bond Index, 5.6% FTSE EPRA/NAREIT Global Index (Net), 5.1% MSCI Emerging Markets Index (Net), 1.0% Bloomberg Global Aggregate ex-US Hedged Index, 0.6% Bloomberg US Government/Credit 1-5 Year Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[17]	The Target 2060 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2060 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 48.7% S&P 500® Index, 2.0% Russell Midcap® Index, 7.5% Russell 2000® Index, 25.5% MSCI EAFE Index (Net), 3.2% Bloomberg US Aggregate Bond Index, 5.7% FTSE EPRA/NAREIT Global Index (Net), 5.6% MSCI Emerging Markets Index (Net), 0.7% Bloomberg Global Aggregate ex-US Hedged Index, 0.5% Bloomberg US Government/Credit 1-5 Year Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.
[18]	The Target 2065 Composite Index is a custom blended index developed by Schwab Asset Management based on the Schwab Target 2065 Fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective February 1, 2025, the composite is derived using the following portion allocations: 49.2% S&P 500® Index, 2.1% Russell Midcap® Index, 7.8% Russell 2000® Index, 26.1% MSCI EAFE Index (Net), 1.5% Bloomberg US Aggregate Bond Index, 5.8% FTSE EPRA/NAREIT Global Index (Net), 6.0% MSCI Emerging Markets Index (Net), 0.5% Bloomberg Global Aggregate ex-US Hedged Index, 0.5% Bloomberg US Government/Credit 1-5 Year Index, and 0.5% Bloomberg US Treasury Bills 1-3 Month Index. Prior to February 1, 2025, the index had a different composition. See “Additional Information About the Funds’ Composite Indices” for additional detail.